AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 34.0%
	ADVERTISING — 1.0%
5,000	Trade Desk, Inc. - Class A*	$587,650

	COMMERCIAL SERVICES — 0.4%
350	United Rentals, Inc.	246,554

	COMPUTERS — 3.0%
6,239	Apple, Inc.	1,562,370
600	Leidos Holdings, Inc.	86,436
1,000	Parsons Corp.*	92,250
		1,741,056
	DIVERSIFIED FINANCIAL SERVICES — 2.4%
2,300	Apollo Global Management, Inc.	379,868
5,500	FTAI Aviation Ltd.	792,220
700	Visa, Inc. - Class A	221,228
		1,393,316
	ENGINEERING & CONSTRUCTION — 1.4%
600	Comfort Systems USA, Inc.	254,436
6,000	Granite Construction, Inc.	526,260
		780,696
	INSURANCE — 1.0%
12,000	Equitable Holdings, Inc.	566,040

	INTERNET — 9.2%
5,000	Alphabet, Inc. - Class A	946,500
8,500	Amazon.com, Inc.*	1,864,815
2,800	Meta Platforms, Inc. - Class A	1,639,428
200	Netflix, Inc.*	178,264
1,500	Spotify Technology S.A.*	671,070
		5,300,077
	MACHINERY-CONSTRUCTION & MINING — 2.5%
12,500	Vertiv Holdings Co. - Class A	1,420,125

	METAL FABRICATE/HARDWARE — 0.7%
3,300	Advanced Drainage Systems, Inc.	381,480

	OIL & GAS SERVICES — 0.1%
1,500	Tidewater, Inc.*	82,065

	PHARMACEUTICALS — 0.9%
6,000	Novo Nordisk A/S - ADR	516,120

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 7.4%
6,000	Advanced Micro Devices, Inc.*	$724,740
20,000	NVIDIA Corp.	2,685,800
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	849,207
		4,259,747
	SOFTWARE — 3.2%
3,535	Microsoft Corp.	1,490,003
300	ServiceNow, Inc.*	318,036
		1,808,039
	TELECOMMUNICATIONS — 0.8%
4,000	Arista Networks, Inc.*	442,120
	TOTAL COMMON STOCKS
	(Cost $10,734,589)	19,525,085
	EXCHANGE-TRADED FUNDS — 18.1%
55,000	ProShares Short S&P500	2,330,900
110,600	ProShares UltraShort S&P500	2,175,502
105,500	Tradr 2X Long Triple Q Monthly ETF[1]	2,965,605
109,300	Tradr 2X Long Triple Q Quarterly ETF*,1	2,941,197
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $10,260,750)	10,413,204
	MUTUAL FUNDS — 17.3%
	EQUITY FUND — 17.3%
888,869	AXS Adaptive Plus Fund - Class I1	9,902,004
	TOTAL MUTUAL FUNDS
	(Cost $10,388,534)	9,902,004
	SHORT-TERM INVESTMENTS — 29.9%
16,883,235	Fidelity Investments Money Market Government Portfolio - Class I, 4.26%[2]	16,883,235
287,469	Goldman Sachs Financial Square Government Fund, 4.06%[2]	287,469
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,170,704)	17,170,704

	TOTAL INVESTMENTS — 99.3%
	(Cost $48,554,577)	57,010,997
	Other Assets in Excess of Liabilities — 0.7%	404,428
	TOTAL NET ASSETS — 100.0%	$57,415,425

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

AXS Dynamic Opportunity Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period
Exchange-Traded Funds - 10.3%
Tradr 2X Long Triple Q Monthly ETF	$5,521,870	$-	$(2,788,382)	$309,565	$(77,448)	$2,965,605
Tradr 2X Long Triple Q Quarterly ETF	-	2,767,520	-	-	173,677	2,941,197
Total	$5,521,870	$2,767,520	$(2,788,382)	$309,565	$96,229	$5,906,802
Mutual Funds - 17.2%
AXS Adaptive Plus Fund - Class I	$10,165,191	$388,534	$-	$-	$(651,721)	$9,902,004
Total	$10,165,191	$388,534	$-	$-	$(651,721)	$9,902,004

	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Exchange-Traded Funds
Tradr 2X Long Triple Q Monthly ETF	211,000	-	(105,500)	105,500
Tradr 2X Long Triple Q Quarterly ETF	-	109,300	-	109,300
Total	211,000	109,300	(105,500)	214,800
Mutual Funds
AXS Adaptive Plus Fund - Class I	854,937	33,932	-	888,869
Total	854,937	33,932	-	888,869